EQUITY-BASED INCENTIVE PLANS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EQUITY-BASED INCENTIVE PLANS
EQUITY-BASED INCENTIVE PLANS
General—Under our equity-based incentive plans (our “Incentive Plans”), we can issue shares to employees and directors in the form of restricted stock units (“RSUs”), performance based shares (including those based upon financial or stock price performance) and stock options. Our Incentive Plans are administered by the Organization and Compensation Committee of our Supervisory Board, which selects those employees eligible to receive awards and determines the number of shares or stock options subject to each award, as well as the terms, conditions, performance measures, and other provisions of the award. Compensation expense related to our Incentive Plans was $36,921, $53,086 and $64,613 for 2016, 2015 and 2014, respectively (including $2,374, $4,203 and $4,555, respectively, associated with our discontinued Capital Services Operations and $3,862, $4,475 and $6,267, respectively, associated with our discontinued Technology Operations). At December 31, 2016, 5,979 authorized shares remained available under our Incentive Plans for future RSU, performance based share, or stock option grants.
Under our employee stock purchase plan (“ESPP”), employees may make quarterly purchases of shares at a discount through regular payroll deductions for up to 8% of their compensation. The shares are purchased at 85% of the closing price per share on the first trading day following the end of the calendar quarter. Compensation expense related to our ESPP, representing the difference between the fair value on the date of purchase and the price paid, was $2,499, $3,042 and $3,143 for 2016, 2015 and 2014, respectively (including $418, $535 and $583, respectively, associated with our discontinued Capital Services Operations and $291, $316 and $239, respectively, associated with our discontinued Technology Operations). At December 31, 2016, 2,757 authorized shares remained available for purchase under the ESPP.
Total stock-based compensation expense for our Incentive Plans and ESPP was $39,420, $56,128 and $67,756 for 2016, 2015 and 2014, respectively (including $2,792, $4,738 and $5,138, respectively, associated with our discontinued Capital Services Operations and $4,153, $4,791 and $6,506, respectively, associated with our discontinued Technology Operations). At December 31, 2016, there was $44,540 of unrecognized compensation cost related to share-based grants (including $4,437 associated with our discontinued Capital Services Operations and $3,003 associated with our discontinued Technology Operations), which is expected to be recognized over a weighted-average period of 1.7 years.
We receive a tax deduction during the period in which certain options are exercised, generally for the difference in the option exercise price and the price of the shares at the date of exercise (“intrinsic value”). Additionally, we receive a tax deduction upon the vesting of RSUs and performance based shares for the price of the shares at the date of vesting. Our total recognized tax benefit based on our compensation expense was $10,377, $16,924 and $19,394 for 2016, 2015 and 2014, respectively (including $527, $854 and $379, respectively, associated with our discontinued Capital Services Operations and $477, $680 and $776, respectively, associated with our discontinued Technology Operations). The amount of tax deductions in excess of accumulated tax benefits recognized is reflected as a financing cash flow.
RSUs—Our RSU awards may not be sold or otherwise transferred until certain restrictions have lapsed, which is generally over a four-year graded vesting period. The total initial fair value for these awards is determined based upon the market price of our stock at the grant date applied to the total number of shares that we anticipate will vest. This fair value is expensed on a straight-line basis over the vesting period, subject to retirement eligibility expense acceleration, where applicable. RSUs granted to directors vest, and are expensed, over one year. The following table presents RSU activity for 2016:

	Shares	Weighted-Average Grant-Date Fair Value per Share
Nonvested RSUs
Balance at December 31, 2015	1,385	$51.65
Granted	1,021	$33.19
Vested	(492)	$50.99
Forfeited	(80)	$41.51
Balance at December 31, 2016	1,834	$41.99
Directors’ RSUs
Balance at December 31, 2015	28	$49.55
Granted	37	$38.18
Vested	(28)	$49.55
Balance at December 31, 2016	37	$38.18

During 2015, 1,043 RSUs (including 28 directors’ shares subject to restrictions) were granted with a weighted-average grant-date fair value per share of $42.39. During 2014, 535 RSUs (including 17 directors’ shares subject to restrictions) were granted with a weighted-average grant-date fair value per share of $80.41. The total fair value of RSUs that vested during 2016, 2015 and 2014 was $26,469, $28,081 and $17,093, respectively.
Performance Based Shares—Our performance based share awards are subject to the achievement of specified Company performance targets, including financial performance, stock price performance relative to industry peers or stock price performance relative to a construction industry index.

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Financial Performance Based Grants—Financial performance based share awards are based upon EPS and generally vest over three years. The total initial fair value for these awards is determined based upon the market price of our stock at the grant date applied to the total number of shares that we anticipate will vest. This fair value is expensed over the vesting period based on the level of payout expected to be achieved, subject to retirement eligibility expense acceleration, where applicable. As a result of financial performance conditions met during 2016, we recognized $2,020 of compensation expense (including $187 associated with our discontinued Capital Services Operations and $187 associated with our discontinued Technology Operations). During 2016, 2015 and 2014, financial performance based shares totaling 665, 702 and 312, respectively, were granted with a weighted-average grant-date fair value per share of $33.56, $41.67 and $79.86, respectively. During 2016, upon vesting and achievement of certain performance goals, we distributed 370 financial performance based shares with a weighted-average grant-date fair value per share of $66.10. The total fair value of financial performance based share awards that vested during 2016, 2015 and 2014 was $24,446, $23,463 and $50,244, respectively.

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Stock Performance Based Grants—Stock performance based share awards are based upon stock price performance relative to industry peers or a construction industry index, and generally vest over three years. The total initial fair value for these awards is determined based upon a Monte Carlo simulation value at the grant date applied to the total number of granted target shares. This fair value is expensed ratably over the vesting period, and during 2016, we recognized $2,908 of compensation expense (including $135 associated with our discontinued Capital Services Operations and $176 associated with our discontinued Technology Operations). During 2016, 166 stock performance based shares were granted with a weighted-average grant-date fair value per share of $37.41 and was based upon a risk-free interest rate of 0.86%, historical volatility of 38% and a remaining performance period of 2.9 years. During 2015, 130 stock performance-based shares were granted with a weighted-average grant-date fair value per share of $37.35 and was based upon a risk-free interest rate of 1.10%, an expected dividend yield of 0.69%, historical volatility of 39% and a remaining performance period of 3.9 years (as these shares cliff vest at the end of four years). The risk-free interest rate was based on the U.S. Treasury yield curve on the grant date, expected dividend yield was based on dividend levels at the grant date, expected volatility was based on the historical volatility of our stock, and the expected life of shares granted represents the longest remaining performance period from the grant date. There were no stock performance based shares granted prior to 2015 and there were no vestings in 2016 or 2015.

Stock Options—Stock options are generally granted with an exercise price equivalent to the market price of our stock on the date of grant and expire after 10 years. Options granted to employees generally vest over a period ranging from three to seven years. The total initial fair value for option awards is determined based upon the calculated Black-Scholes fair value of each stock option at the date of grant applied to the total number of options that we anticipate will vest. This fair value is expensed on a straight-line basis over the estimated vesting period, subject to retirement eligibility expense acceleration, where applicable. There were no options granted during 2016, 2015 or 2014.
The aggregate intrinsic value of options exercised was $533, $1,126 and $12,218 for 2016, 2015 and 2014, respectively. During 2016, we received net cash proceeds of $1,525, and realized an actual income tax benefit of $147, from the exercise of stock options. The following table presents stock option activity for 2016:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding options at December 31, 2015	680	$21.32
Exercised	(59)	$26.06
Forfeited / Expired	(23)	$57.38
Outstanding options at December 31, 2016 (1)	598	$19.47	2.0	$9,361
Exercisable options at December 31, 2016	575	$19.21	1.9	$9,217

(1)
We estimate that 596 of these options will ultimately vest. These options have a weighted-average exercise price per share of $19.45, a weighted-average remaining contractual life of 2.0 years and a current aggregate intrinsic value of $9,350.